Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Loans	$ 10,810	$ 10,059	$ 10,113
Loans held for sale	154	206	128
Investment securities	2,078	2,001	1,866
Other interest income	125	136	121
Total interest income	13,167	12,402	12,228
Interest Expense
Deposits	622	457	465
Short-term borrowings	263	245	263
Long-term debt	754	699	725
Total interest expense	1,639	1,401	1,453
Net interest income	11,528	11,001	10,775
Provision for credit losses	1,324	1,132	1,229
Net interest income after provision for credit losses	10,204	9,869	9,546
Noninterest Income
Credit and debit card revenue	1,177	1,070	1,021
Corporate payment products revenue	712	708	724
Merchant processing services	1,592	1,547	1,511
ATM processing services	338	318	321
Trust and investment management fees	1,427	1,321	1,252
Deposit service charges	725	702	693
Treasury management fees	583	561	545
Commercial products revenue	871	867	854
Mortgage banking revenue	979	906	1,009
Investment products fees	158	185	191
Securities gains (losses), net
Realized gains (losses), net	27	1	11
Total other-than-temporary impairment	(6)	(1)	(7)
Portion of other-than-temporary impairment recognized in other comprehensive income	1		(1)
Total securities gains (losses), net	22		3
Other	993	907	1,040
Total noninterest income	9,577	9,092	9,164
Noninterest Expense
Compensation	5,212	4,812	4,523
Employee benefits	1,119	1,167	1,041
Net occupancy and equipment	988	991	987
Professional services	502	423	414
Marketing and business development	435	361	382
Technology and communications	955	887	863
Postage, printing and supplies	311	297	328
Other intangibles	179	174	199
Other	1,975	1,819	1,978
Total noninterest expense	11,676	10,931	10,715
Income before income taxes	8,105	8,030	7,995
Applicable income taxes	2,161	2,097	2,087
Net income	5,944	5,933	5,908
Net (income) loss attributable to noncontrolling interests	(56)	(54)	(57)
Net income attributable to U.S. Bancorp	5,888	5,879	5,851
Net income applicable to U.S. Bancorp common shareholders	$ 5,589	$ 5,608	$ 5,583
Earnings per common share	$ 3.25	$ 3.18	$ 3.10
Diluted earnings per common share	3.24	3.16	3.08
Dividends declared per common share	$ 1.070	$ 1.010	$ 0.965
Average common shares outstanding	1,718	1,764	1,803
Average diluted common shares outstanding	1,724	1,772	1,813